Environmental and other provisions (Schedule of changes in provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 365,474	$ 314,425
Net additional provisions made	190,954	12,410
Disbursements	(29,864)	(23,704)
Unwinding of discount	4,988	3,543
Effect of change in estimate to inflation rates	(23,173)
Effect of change in discount rate	(9,982)	43,180
Effect of foreign exchange	2,762	7,509
Effect of change in share price	1,359	8,111
Provisions, ending balance	502,518	365,474
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	343,132	302,116
Net additional provisions made	172,023	5,868
Disbursements	(21,663)	(18,737)
Unwinding of discount	4,988	3,543
Effect of change in estimate to inflation rates	(23,173)
Effect of change in discount rate	(9,982)	43,180
Effect of foreign exchange	2,475	7,162
Effect of change in share price	0	0
Provisions, ending balance	467,800	343,132
Deferred share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	8,719	3,876
Net additional provisions made	1,233	1,628
Disbursements	(2,053)	(497)
Unwinding of discount	0	0
Effect of change in estimate to inflation rates	0
Effect of change in discount rate	0	0
Effect of foreign exchange	(18)	191
Effect of change in share price	226	3,521
Provisions, ending balance	8,107	8,719
Restricted share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	10,449	5,477
Net additional provisions made	5,523	3,642
Disbursements	(6,143)	(2,646)
Unwinding of discount	0	0
Effect of change in estimate to inflation rates	0
Effect of change in discount rate	0	0
Effect of foreign exchange	316	116
Effect of change in share price	744	3,860
Provisions, ending balance	10,889	10,449
Performance share unit [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	2,030	0
Net additional provisions made	2,993	1,257
Disbursements	0	0
Unwinding of discount	0	0
Effect of change in estimate to inflation rates	0
Effect of change in discount rate	0	0
Effect of foreign exchange	(10)	43
Effect of change in share price	389	730
Provisions, ending balance	5,402	2,030
Other provisions [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	1,144	2,956
Net additional provisions made	9,182	15
Disbursements	(5)	(1,824)
Unwinding of discount	0	0
Effect of change in estimate to inflation rates	0
Effect of change in discount rate	0	0
Effect of foreign exchange	(1)	(3)
Effect of change in share price	0	0
Provisions, ending balance	$ 10,320	$ 1,144